Shareholder Report, Line Graph (Details) 190148_Angel Oak UltraShort Income Fund_Class A1_TSR SemiAnnual {Class A1} - USD ($)						6 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jul. 22, 2022	Jul. 31, 2026
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name						Class A1 (with maximum 1.50% sales charge)
Accumulated Value	$ 11,679	$ 11,108	$ 10,440	$ 9,824	$ 9,848	$ 11,888
Bloomberg U.S. Aggregate Bond Index_1
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,940	10,239	10,032	9,826	10,000	$ 10,853
Bloomberg Short Treasury: 9-12 Months Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Short Treasury: 9-12 Months Index
Accumulated Value	11,604	11,124	10,594	10,086	10,000	$ 11,778
Bloomberg Short Term Government/Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Short Term Government/Corporate Index
Accumulated Value	$ 11,719	$ 11,228	$ 10,668	$ 10,138	$ 10,000	$ 11,921